Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 57,800	$ 68,253
Held to maturity U.S. Treasury securities	0	950
Accounts receivable, net of credit losses of $671 and $1,336, at December 31, 2025 and 2024, respectively	121,490	111,376
Inventories	167,270	161,370
Unbilled receivables	9,747	4,994
Assets held for sale	0	2,062
Other current assets	28,454	24,525
Total current assets	384,761	373,530
Property, plant and equipment, net	48,428	47,879
Right-of-use assets	22,868	25,125
Equity method investment	0	9,265
Intangible assets, net	217,966	231,948
Goodwill, net	214,821	208,036
Deferred income taxes	12,843	16,430
Other Assets, Noncurrent	33,513	34,639
Total assets	935,200	949,789
Liabilities, Current [Abstract]
Accounts payable	52,990	49,182
Accrued expenses	49,710	53,031
Operating lease liability, current	8,029	7,954
Other Liabilities, Current	16,716	17,902
Total current liabilities	127,445	128,069
Liabilities, Noncurrent [Abstract]
Long-term debt	197,500	287,500
Operating lease liability, long-term	15,867	17,763
Liability for uncertain tax positions	17,524	18,127
Minimum pension obligation and unfunded pension liability	19,303	18,431
Deferred income taxes	29,684	28,916
Other long-term liabilities	9,203	4,826
Total liabilities	416,526	508,627
Commitments and contingencies (see Note 19)
Redeemable noncontrolling interest	(93,161)	(80,586)
Shareholders' equity:
Preferred stock, no par value, 1,000,000 shares authorized; none issued	0	0
Treasury stock (unrestricted; none outstanding at December 31, 2025, and at December 31, 2024)	0	0
Additional paid-in capital	38,315	31,514
Retained earnings	403,102	345,031
Accumulated other comprehensive loss	(17,174)	(17,227)
Total shareholders' equity	425,513	360,576
Total liabilities, redeemable noncontrolling interest and shareholders' equity	935,200	949,789
Common Class A [Member]
Shareholders' equity:
Common Stock	212	212
Common Class B [Member]
Shareholders' equity:
Common Stock	1,058	1,046
Related Party [Member]
Current assets:
Related-party note receivable	0	2,937
Liabilities, Noncurrent [Abstract]
Related-party note payable	$ 0	$ 4,995